5. Risk Management (Details) ¥ in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 JPY (¥)
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing - US	R$ 3,972,200			R$ 4,047,682
Borrowings and financing - Yen	1,692,713			1,609,419
Interest and charges from borrowings and financing - US$	26,628			25,114
Interest and charges from borrowings and financing - Yen	10,834			10,769
Total exposure	5,702,375			5,692,984
Borrowing cost - US	(26,454)			(29,650)
Borrowing cost - Yen	(3,100)			(2,971)
Total foreign currency-denominated borrowings	R$ 5,672,821			R$ 5,660,363
Foreign currency
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing - US | $		$ 1,200,786			$ 1,241,963
Borrowings and financing - Yen | ¥			¥ 57,575,271			¥ 57,643,930